Consolidated Statements of Income(Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Income from discontinued operations, tax expense (benefit)	$ (8)	$ (603)	$ 82
Gain on sale of discontinued operations, tax expense	$ 15	$ 367	$ 573